Short-term borrowings (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 27, 2022 CNY (¥) subsidiary	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥) subsidiary	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short-term borrowings
Short-term borrowings		¥ 236,212		$ 33,270	¥ 253,481
East West Bank (China) Limited
Short-term borrowings
Number of PRC subsidiaries obtained a loan facility | subsidiary	3		2
RQN | Loan facility of credit line
Short-term borrowings
Short-term borrowings		¥ 236,200			¥ 253,500
Short-term borrowings term		1 year
PRC | Loan facility of credit line
Short-term borrowings
Maximum borrowed amount	¥ 300,000		¥ 240,000
PRC | Jianpu (Hong Kong) Limited [Member] | Loan facility of credit line
Short-term borrowings
Short-term borrowings	¥ 39,300